Nature of Business and Organization (Details) - USD ($)			6 Months Ended
	Aug. 20, 2021	Jul. 20, 2021	Dec. 31, 2025	May 29, 2025	Sep. 02, 2021
Nature of Business and Organization [Line Items]
Net revenue percentage			3.00%
Regencell Bioscience Asia Limited [Member]
Nature of Business and Organization [Line Items]
Equity interest					60.00%
Mr. Yat-Gai [Member]
Nature of Business and Organization [Line Items]
Conversion of principal amount	$ 3,250,000
Conversion of principal per share (in Dollars per share)	$ 0.25
IPO [Member]
Nature of Business and Organization [Line Items]
Sale of ordinary shares issued (in Shares)		87,400,000
Sale of stock, price per share (in Dollars per share)		$ 0.25
Net proceeds	$ 2,850,000	$ 19,820,000
Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Sale of stock, price per share (in Dollars per share)		$ 0.00001		$ 0.00001
Ordinary Shares [Member] | Mr. Yat-Gai [Member]
Nature of Business and Organization [Line Items]
Sale of ordinary shares issued (in Shares)	12,999,990
Ordinary Shares [Member] | IPO [Member]
Nature of Business and Organization [Line Items]
Sale of ordinary shares issued (in Shares)	12,350,000
Gross proceeds		$ 21,850,000
Ordinary Shares [Member] | Over-Allotment Option [Member]
Nature of Business and Organization [Line Items]
Sale of ordinary shares issued (in Shares)	12,350,000